ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
SL BIO LTD
Accrued Expenses And Other Liabilities [Line Items]
ACCRUED EXPENSES AND OTHER LIABILITIES

8. ACCRUED EXPENSES AND OTHER LIABILITIES

The amount of accrued expenses and other liabilities were consisted of the followings:

	December 31,	December 31,
	2025	2024
Accrued expenses	$52,785	$32,204
Accrued audit fee	95,160	8,601
Accrued staff costs	165,092	25,018
Others	6,835	3,375
Total	$319,872	$69,198